Line of Credit and Notes Payable - Quantum Financing Securities Purchase Agreement (Details)			6 Months Ended
	Jun. 25, 2024 USD ($)	Nov. 21, 2023 USD ($) D $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 28, 2024 USD ($)
Line of Credit and Notes Payable
Principal balance of promissory note				$ 224,000
Conversion price (in dollars per share) | $ / shares		$ 10.00	$ 2.00
Proceeds from convertible note			$ 2,700,000
Quantum Convertible Note
Line of Credit and Notes Payable
Original issue discount (in percentage)		7.00%
Principal balance of promissory note		$ 3,000,000
Annual fixed interest rate (in percentage)		12.00%
Threshold percentage of lowest VWAP of common stock to determine conversion price (in percentage)		85.00%
Threshold trading days over which the lowest VWAP of common stock is considered to determine conversion price | D		7
Threshold trading days over which the average daily VWAP of common stock is considered for reset of conversion price | D		3
Average price for share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 10.00
Minimum average price for share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 2.00
Minimum notice period for redemption of notes		10 days
Share price trigger for early redemption of notes | $ / shares		$ 10.00
Default rate (in percentage)		18.00%
Proceeds from convertible note	$ 2,700,000
Original issue discount	210,000
Financing cost	90,000
Accrued interest	$ 4,932